PROVISIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Balance	$ 215	$ 183
Provisions made during the year	245	167
Provisions reversed during the year	(4)	(5)
Provisions realized during the year	(183)	(130)
Balance	273	215
Warranties
Disclosure of other provisions [line items]
Balance	119	100
Provisions made during the year	154	86
Provisions reversed during the year	(4)	(5)
Provisions realized during the year	(121)	(62)
Balance	148	119
Returns
Disclosure of other provisions [line items]
Balance	96	83
Provisions made during the year	91	81
Provisions realized during the year	(62)	(68)
Balance	$ 125	$ 96